Note 9 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade account receivables, net	$ 332,083	$ 288,255
Accrued gas receivable	15,893	16,352
Other	47,754	64,884
	$ 395,730	$ 369,491